GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) $ in Thousands		3 Months Ended
	Oct. 01, 2023 reportingUnit	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Feb. 27, 2024 USD ($)	Dec. 31, 2023 USD ($)
Goodwill [Line Items]
Gross goodwill		$ 484,200			$ 525,200
Accumulated impairment losses of goodwill		48,200			11,900
Goodwill		435,962			513,312
Number of reporting units considered to be at risk of future impairment | reportingUnit	2
Impairment of goodwill		36,684	$ 0
Progressive Produce [Member]
Goodwill [Line Items]
Sale of division				$ 120,300
Disposal Group, Including Discontinued Operation, Goodwill				$ 36,000
Impairment of goodwill		36,700
Progressive Produce [Member] | Progressive Produce [Member]
Goodwill [Line Items]
Ownership percentage				65.00%
Tropical fruit
Goodwill [Line Items]
Goodwill		273,275			273,275
Percentage of reporting unit fair value exceeding carrying amount	0.04
Diversified Fresh Produce - Americas & ROW
Goodwill [Line Items]
Goodwill		15,906			$ 88,761
Percentage of reporting unit fair value exceeding carrying amount	0.02
Impairment of goodwill		$ 36,684
Trade Names [Member]
Goodwill [Line Items]
Percentage of intangible asset fair value exceeding carrying amount	0.02